Operating Lease Commitments (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014
Commitments and Contingencies [Line Items]
2015	$ 3,389
2016	193
2017	11
2018	0
2019	0
Operating leases, future minimum payments due, total	$ 3,593